Annual Total Returns - Franklin Low Duration Total Return Fund [BarChart] - Franklin Investors Securities Trust - FIST2-35 - Franklin Low Duration Total Return Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	0.60%
Annual Return 2012	4.08%
Annual Return 2013	1.22%
Annual Return 2014	1.01%
Annual Return 2015	(0.59%)
Annual Return 2016	2.67%
Annual Return 2017	1.22%
Annual Return 2018	0.59%
Annual Return 2019	4.48%
Annual Return 2020	3.03%